Net Income (Loss) Per Share - Narrative (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Antidilutive securities excluded from calculation of diluted net loss per share (in shares)	2.5	14.4	14.0